Significant Accounting Judgements, Estimates, and Assumptions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Significant Accounting Judgements, Estimates, and Assumptions
Significant Accounting Judgements, Estimates, and Assumptions

Note 3. Significant Accounting Judgements, Estimates, and Assumptions

In the application of our accounting policies, the Company is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The unaudited condensed consolidated interim financial statements do not include all disclosures for critical accounting judgments and estimation uncertainties that are required in the annual consolidated financial statements, and therefore, should be read in conjunction with the Company’s audited consolidated financial statements as of and for the year ended December 31, 2020.

Note 3. Significant Accounting Judgements, Estimates, and Assumptions (Continued)

Significant accounting estimates made in the process of applying our accounting policies and that have the most significant effect on the amounts recognized in our unaudited condensed consolidated interim financial statements relate to share-based compensation. See Note 5 below for additional information regarding stock-based compensation.

There have been no other changes to the application of critical accounting judgments, or estimation uncertainties regarding accounting estimates.

Note 4. Significant Accounting Judgements, Estimates, and Assumptions

The preparation of the consolidated financial statements in conformity with IFRS as issued by the IASB requires management to make judgements, estimates and assumptions that affect the application of policies and amounts reported in the financial statements and accompanying notes. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

The critical accounting policies which involve significant estimates, assumptions or judgements, the actual outcome of which could have a material impact on the Company’s results and financial position outlined below, are as follows:

Share-based compensation

Management determines costs for share-based payments using market-based valuation techniques. The fair value of the share awards is determined at the date of grant using generally accepted valuation techniques or valuation based on the Company’s fundraising events. Assumptions are made and judgments are used in applying valuation techniques. These assumptions and judgments include estimating the fair value for the underlying Ordinary share on the warrant grant date, as well as the likelihood of liquidity events such as IPOs. Such judgments and assumptions are inherently uncertain. Changes in these assumptions affect the fair value estimates as well as the term applied to the expense recognition. Due to the fact that the exercise price is insignificant compared to fair value of the warrants, the warrants have virtually no time value, and consequently, fair value has been determined as the difference between the share price and the exercise price. Refer to Note 8 for further detail surrounding share-based compensation.

We refer to note 2 for a summary of significant accounting policies for further discussion.